Label	Element	Value
New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001070222_SupplementTextBlock

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement Dated July 15, 2014
to the Prospectus (the "Prospectus"), dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in Principal Investment Strategies Language

In the Fund's "Principal Investment Strategies" section, the second-to-last paragraph is hereby deleted and replaced with the following:

The Fund adheres to the social-witness principles through the use of Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other Sub-Advisers. Such other Sub-Advisers provide model portfolios to the Fund on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios it receives from the other Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, but also has the authority to vary from such aggregation (i) to conform the Fund's securities transactions to the social-witness principles, (ii) to favor securities of companies that are more highly ranked with respect to environmental, social and governance criteria than other companies in the Fund's portfolio, (iii) to seek to achieve lower volatility, and (iv) to a lesser extent, manage risks, seek trading cost efficiencies or efficient tax management.